NOTE 12 - SEGMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
NOTE 12 - SEGMENT - Schedule of Operating Activities by Geographic Segment

Three months ended March 31, 2023

NOTE 12 - SEGMENT - Schedule of Operating Activities by Geographic Segment

	USA	Switzerland	Elimination	Total
Revenues	$24,847,671	1,347,435	$(1,528,577)	$24,666,529
Cost of revenue	23,825,886	1,152,484	(1,528,577)	23,449,793
Gross profit	1,021,785	194,951	—	1,216,736

Operating expenses
General and administration	1,350,956	183,310	—	1,534,266

Operating (loss) income	(329,171)	11,641	—	(317,530)

Other income (expense)	174,955	(16,247)	—	158,708

Net loss	$(154,216)	$(4,606)	$—	$(158,822)

Three months ended March 31, 2022

	USA	Switzerland	Elimination	Total
Revenues	$18,475,113	1,026,080	$(81,882)	$19,419,311
Cost of revenue	18,193,952	823,181	(81,882)	18,935,251
Gross profit	281,161	202,899	—	484,060

Operating expenses
General and administration	781,300	208,198	—	989,498

Operating (loss)	(500,139)	(5,299)	—	(505,438)

Other (expense) income	(29,841)	10,548	—	(19,293)

Net (loss) income	$(529,980)	$5,249	$—	$(524,731)

Asset Information

The following table shows asset information by geographic segment as of March 31, 2023 and December 31, 2022:

March 31, 2023	USA	Switzerland	Elimination	Total
Assets
Current assets	$6,419,124	$1,235,556	$(917,713)	$6,736,967
Non-current assets	$11,631,453	$703,066	$(6,184,562)	$6,149,957
Liabilities
Current liabilities	$5,378,018	$1,840,726	$(917,713)	$6,301,031
Non-current liabilities	$—	$256,233	$—	$256,233

December 31, 2022	USA	Switzerland	Elimination	Total
Assets
Current assets	$6,496,354	$1,172,889	$(1,232,653)	$6,436,590
Non-current assets	$11,646,662	$650,794	$(6,184,562)	$6,112,894
Liabilities
Current liabilities	$5,967,729	$1,716,603	$(1,232,653)	$6,451,679
Non-current liabilities	$—	$262,388	$—	$262,388

Year ended December 31, 2022

NOTE 15 - SEGMENT - Schedule of Operating Activities by Geographic Segment

	USA	Switzerland	Elimination	Total
Revenues	$94,188,685	4,913,216	$(5,898,369)	$93,203,532
Cost of revenue	93,162,695	4,147,690	(5,898,369)	91,412,016
Gross profit	1,025,990	765,526	—	1,791,516

Operating expenses
General and administration	4,216,107	767,069	—	4,983,176

Operating loss	(3,190,117)	(1,543)	—	(3,191,660)

Other income (expense)	(2,679,759)	5,658	—	(2,674,101)

Net income (loss)	$(5,869,876)	$4,115	$—	$(5,865,761)

Year ended December 31, 2021

	USA	Switzerland	Elimination	Total
Revenues	$60,112,852	4,681,978	$(92,812)	$64,702,018
Cost of revenue	59,274,781	3,986,334	(92,812)	63,168,303
Gross profit	838,071	695,644	—	1,533,715

Operating expenses
General and administration	3,733,579	784,052	—	4,517,631

Operating income (loss)	(2,895,508)	(88,408)	—	(2,983,916)

Other income (expense)	(897,507)	17,422	—	(880,085)

Net income (loss)	$(3,793,015)	$(70,986)	$—	$(3,864,001)

Asset Information

The following table shows asset information by geographic segment as of December 31, 2022 and 2021:

December 31, 2022	USA	Switzerland	Elimination	Total
Assets
Current assets	$6,496,354	$1,172,889	$(1,232,653)	$6,436,590
Non-current assets	$11,646,662	$650,794	$(6,184,562)	$6,112,894
Liabilities
Current liabilities	$5,967,729	$1,716,603	$(1,232,653)	$6,451,679
Non-current liabilities	$—	$262,388	$—	$262,388

December 31, 2021	USA	Switzerland	Elimination	Total
Assets
Current assets	$5,783,859	$997,216	$(214,551)	$6,566,524
Non-current assets	$4,468,491	$609,189	$(2,584,562)	$2,493,118
Liabilities
Current liabilities	$1,070,972	$1,506,594	$(214,551)	$2,363,015
Non-current liabilities	$—	$275,729	$—	$275,729